4. Loans Payable (Details - Convertible Notes) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Balance, beginning	$ 0	$ 67,345	$ 67,345
Cash payments	0	(240,000)	(240,000)	$ 0
Amortization of debt discount	0	172,655	172,655	72,771
Balance, ending			0	67,345
Convertible Notes Payable [Member]
Balance, beginning	$ 0	$ 67,345	67,345
Conversions			0
Cash payments			(240,000)
Amortization of debt discount			172,655
Balance, ending			$ 0	$ 67,345